Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Temporary Equity [Table Text Block]

As of December 31, 2011 and 2010, the authorized, issued and outstanding shares of redeemable convertible preferred stock (preferred stock) were as follows:

	Redeemable Convertible Preferred Stock
	Series A	Series B	Series C	Series C-1	Total
As of December 31, 2011
Shares authorized	6,040,000	8,923,785	26,069,584	31,082,381	72,115,750
Shares issued and outstanding	6,000,000	8,519,926	24,742,979	17,636,655	56,899,560

As of December 31, 2010
Shares authorized	6,040,000	8,923,785	26,069,584	29,969,764	71,003,133
Shares issued and outstanding	6,000,000	8,519,926	24,742,979	17,636,655	56,899,560

Shares Reseved For Future Issuance [Table Text Block]

The Company had reserved shares of common stock for future issuance as follows:

	December 31
	2011	2010
Redeemable convertible preferred stock (assuming conversion)	66,823,440	66,823,440
Warrants to purchase redeemable convertible preferred stock (assuming conversion)	2,191,614	3,222,942
Stock Option Plan:
Shares available for grant	5,192,212	1,022,568
Options outstanding	7,339,593	7,705,343
Total shares reserved for future issuance	81,546,859	78,774,293

Schedule Of Allocation Of Fair Value [Table Text Block]

The allocation of fair value between the Company’s common stock and preferred stock using the PWER methodology was as follows:

Valuation Date	Common	Junior Preferred	Series C Preferred	Series C-1 Preferred	Type of Valuation

12/31/2006	$0.241	$0.572	$0.628	$–	Retrospective
12/31/2007	0.397	0.815	0.873	–	Retrospective
4/15/2008	0.626	0.938	1.041	1.204	Contemporaneous
9/15/2009	0.955	1.489	1.313	1.427	Contemporaneous
8/31/2010	0.220	0.860	0.920	1.230	Contemporaneous
9/30/2011	–	–	–	0.670	Contemporaneous

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes the stock options granted by the Company during the three months ended March 31, 2013. These options were granted to employees and board members under the Company’s Long-Term Incentive Plan.

Three Months Ended
March 31, 2013

Options Granted	Exercise Price

303,000	$0.51 - $0.53

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.30 – $1.50	6,153,453	5.9	$0.99	5,022,290	$0.97
$1.51 – $3.00	1,643,500	3.5	$2.20	1,570,000	$2.20
$3.01 – $4.50	0	—	—	0	—
$4.51 – $6.00	70,000	3.0	$5.20	70,000	$5.20

During the year ended December 31, 2010, the Company granted stock options which were valued using the assessed values of the Company’s common stock as follows:

Grant Date	Number of Options Granted	Exercise Price per Share	Black-Scholes Fair Value per Share	Intrinsic Value per Share

3/23/2006	893,842	$0.20	$0.14	$–
7/26/2006	60,000	0.20	0.14	–
2/27/2007	1,703,869	0.20	0.17	–
4/6/2007	100,000	0.20	0.16	–
5/14/2007	50,000	0.20	0.17	–
11/16/2007	92,500	0.40	0.18	–
12/17/2007	250,000	0.40	0.26	–
1/1/2008	1,226,467	0.40	0.25	–
2/12/2008	60,000	0.40	0.25	–
4/10/2008	17,505	0.40	0.34	–
4/15/2008	400,000	0.63	0.39	–
6/2/2008	15,000	0.63	0.40	–
8/11/2008	10,000	0.63	0.39	–
8/20/2008	369,861	0.63	0.39	–
9/17/2008	250,000	0.63	0.37	–
1/9/2009	15,000	0.63	0.35	–
7/27/2009	5,000	0.63	0.45	–
10/27/2009	5,000	0.96	0.68	–
2/9/2010	300,000	0.96	0.69	–
4/15/2010	128,000	0.96	0.69	–
10/8/2010	1,831,348	0.25	0.18	–